Deferred Premium Acquisition Costs	12 Months Ended
Dec. 31, 2021
Deferred Premium Acquisition Costs
Deferred Premium Acquisition Costs
11.	Deferred Premium Acquisition Costs

Changes in deferred premium acquisition costs for the years ended December 31 were as follows:

	2021	2020
Balance – January 1	1,543.7	1,344.3
Premium acquisition costs deferred	4,502.4	3,629.4
Amortization(1)	(4,098.1)	(3,424.0)
Divestiture of subsidiary	(19.7)	—
Foreign exchange effect and other	(4.2)	(6.0)
Balance – December 31	1,924.1	1,543.7
(1)

Excludes in 2020 amortization of European Run-off’s commission expenses of $7.7 as the assets of European Run-off were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.